Common Stock Warrant Liabilities (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) D $ / shares	Dec. 08, 2021 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Trading days considered in the calculation of fair market value		10 days
Fair Value, measurement with unobservable inputs reconciliation, recurring basis, liability, gain (loss) included in earnings | $	$ 51,233
Warrant Common Stock
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by each warrant or right | shares			1
Exercise price of warrants			$ 11.50
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability value | $	$ 50,020	$ 50,020	$ 101,253
Warrant Common Stock | Sale Price Of Common Stock Equal Or Exceeds To 18.00 Per Share
Class of Warrant or Right [Line Items]
Redeemable price per warrant		$ 0.01
Minimum threshold notice period for redemption of warrants | D		30
Redemption period		30 days
Trigger price		$ 18.00
Threshold trading days for which the entity sends notice of redemption		20 days
Threshold consecutive trading days for which the entity sends notice of redemption		30 days
Warrant Common Stock | Sale Price Of Common Stock Equal Or Exceeds To 10.00 Per Share
Class of Warrant or Right [Line Items]
Redeemable price per warrant		$ 0.10
Minimum threshold notice period for redemption of warrants | D		30
Trigger price		$ 10.00
Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding | shares			11,666,636
Private Placement Warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding | shares			7,666,667
Private Placement Warrants | Sale Price Of Common Stock Equal Or Exceeds To 18.00 Per Share
Class of Warrant or Right [Line Items]
Trigger price		$ 18.00